SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Product Information [Line Items]
Allowance for Doubtful Accounts, Premiums and Other Receivables			$ 5,457	$ 0
Net loss attributable to non-controlling interests	$ 3,554	$ 3,009
Stock Repurchased and Retired During Period, Value	$ 0
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	39.00%
United Kingdom, Pounds
Product Information [Line Items]
Foreign currency translation rates	1.292	1.2626
Foreign currency translation rates	1.2633	1.2713
Canada, Dollars
Product Information [Line Items]
Foreign currency translation rates	1.4391	1.3510